Michele Drummey
Vice President and Corporate Counsel
Law Department – Prudential Retirement
The Prudential Insurance Company of America
280 Trumbull Street
1 Commercial Plaza
Hartford, CT 06103
michele.drummey@prudential.com

 December 17, 2021

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Prudential Insurance Company of America (“Depositor”)
Prudential Discovery Select Group Variable Contract Account (“Registrant”)
Reg. No. 333-23271 (the “Registration Statement”)

Ladies and Gentlemen:
We are filing herewith Post-Effective Amendment No. 29 (the “Amendment”) to the above-referenced Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, which updates the Registration Statement to conform with the revised requirements of Form N-4. Aside from converting Discovery Select Group Retirement Annuity ("Disco Select") to the new Form N-4 requirements, no other changes are being made to the Disco Select prospectus.

Along with this filing, we are furnishing our Staff reviewer with courtesy copies of the Disco Select prospectus and statement of additional information (“SAI”).1 The first copy is the filing in composition format. The second copy tracks the changes made from the Disco Select prospectus and SAI filed on April 16, 2021, effective on May 1, 2021.

Additionally, it is our intent that this filing be a template filing so that we may use template relief for Discovery Premier Group Retirement Annuity (Reg. No. 333-95637). As such, we will request template relief after receiving comments from the Staff.

If you have any comments or questions regarding this Post-Effective Amendment, please direct them to Chris Palmer at Goodwin Procter LLP (our outside counsel) at 202-346-4253 or cpalmer@goodwinlaw.com. Additionally, if there is anything that can be provided to help facilitate your review, please contact Chris.

Sincerely,
/s/ Michele Drummey Esq.
Michele Drummey Esq.
Vice President and Corporate Counsel
1 Please note that financial statements and written consent by our auditors along with performance and other data points will not be included in this Rule 485(a) filing, but they will be provided in our subsequent Rule 485(b) filing.